Employee Benefit Plan - Summary of Contributions of Employee Benefit plans (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching contribution costs	$ 4,726	$ 5,469	$ 4,945
Clinic operating costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching contribution costs	4,206	4,965	4,408
Selling, general and administrative expenses
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching contribution costs	$ 520	$ 504	$ 537